Contingency and Capital Commitments - Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Loan commitments [member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 70,483,429	¥ 62,151,698
Financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	8,919,395	9,204,996
Loan commitments and financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 79,402,824	¥ 71,356,694